LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

COMMON STOCKS - 69.0%	Shares	Value
Aerospace & Defense - 3.3%
Axon Enterprise, Inc. (a)	3,000	$525,060
Honeywell International, Inc.	6,100	1,294,908
L3Harris Technologies, Inc.	6,300	1,387,512
Teledyne Technologies, Inc. (a)	3,200	1,374,656
		4,582,136
Banks - 3.8%
Bank of America Corp.	55,000	2,334,750
Cullen/Frost Bankers, Inc.	11,900	1,411,578
Zions Bancorp N.A.	23,500	1,454,415
		5,200,743
Beverages - 1.8%
The Coca-Cola Co.	28,100	1,474,407
PepsiCo, Inc.	6,700	1,007,747
		2,482,154
Biotechnology - 1.7%
Charles River Laboratories International, Inc. (a)	5,700	2,352,219

Chemicals - 5.1%
Air Products and Chemicals, Inc.	5,000	1,280,550
Corteva, Inc.	20,358	856,665
DuPont de Nemours, Inc.	13,658	928,607
Ecolab, Inc.	5,900	1,230,858
FMC Corp.	12,600	1,153,656
Linde PLC (b)	5,200	1,525,576
		6,975,912
Commercial Services & Supplies - 2.6%
Cintas Corp.	4,000	1,522,640
Waste Connections, Inc. (b)	9,500	1,196,335
Waste Management, Inc.	6,000	896,160
		3,615,135
Communications Equipment - 1.4%
QUALCOMM, Inc.	15,300	1,973,394

Computers & Peripherals - 2.0%
Apple, Inc.	19,200	2,716,800

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	4,100	1,400,888

Diversified Financials - 2.3%
JPMorgan Chase & Co.	11,500	1,882,435
Moody's Corp.	3,800	1,349,418
		3,231,853

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	25,189	680,355
Verizon Communications, Inc.	15,841	855,572
		1,535,927
Electrical Equipment & Instruments - 1.9%
Emerson Electric Co.	13,400	1,262,280
Rockwell Automation, Inc.	4,500	1,323,180
		2,585,460
Electronic Equipment & Instruments - 1.4%
National Instruments Corp.	12,800	502,144
Trimble, Inc. (a)	18,100	1,488,725
		1,990,869
Food & Drug Retailing - 0.8%
Walmart, Inc.	7,900	1,101,102

Health Care Equipment & Supplies - 4.8%
Alcon, Inc. (b)	20,800	1,673,776
Danaher Corp.	6,000	1,826,640
PerkinElmer, Inc.	10,100	1,750,229
Thermo Fisher Scientific, Inc.	2,400	1,371,192
		6,621,837
Household Products - 1.6%
Colgate-Palmolive Co.	11,900	899,402
Kimberly-Clark Corp.	6,000	794,640
The Procter & Gamble Co.	3,500	489,300
		2,183,342
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	450	1,478,268

IT Consulting & Services - 4.5%
Black Knight, Inc. (a)	19,400	1,396,800
Broadridge Financial Solutions, Inc.	10,200	1,699,728
PayPal Holdings, Inc. (a)	6,600	1,717,386
Visa, Inc. - Class A	6,100	1,358,775
		6,172,689
Machinery - 1.5%
Fortive Corp.	10,100	712,757
Xylem, Inc.	11,000	1,360,480
		2,073,237
Media & Entertainment - 5.2%
Alphabet, Inc. - Class C (a)	875	2,332,146
Facebook, Inc. - Class A (a)	4,700	1,595,133
Pinterest, Inc. - Class A (a)	31,050	1,581,998
The Walt Disney Co. (a)	9,900	1,674,783
		7,184,060
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	15,000	814,500

Oil & Gas & Consumable Fuels - 3.7%
Cabot Oil & Gas Corp.	25,900	563,584
Chevron Corp.	11,295	1,145,878
ConocoPhillips	17,900	1,213,083
EOG Resources, Inc.	5,800	465,566
Kinder Morgan, Inc.	40,000	669,200
Pioneer Natural Resources Co.	6,100	1,015,711
		5,073,022
Personal Products - 0.9%
The Estee Lauder Cos., Inc. - Class A	4,000	1,199,720

Pharmaceuticals - 3.0%
Abbott Laboratories	10,800	1,275,804
Merck & Co., Inc.	16,400	1,231,804
Zoetis, Inc.	8,626	1,674,651
		4,182,259
Real Estate Investment Trust - 1.1%
American Tower Corp.	5,900	1,565,919

Road & Rail - 0.8%
Union Pacific Corp.	5,700	1,117,257

Software - 5.6%
Adobe, Inc. (a)	2,500	1,439,300
Microsoft Corp.	9,800	2,762,816
Oracle Corp.	17,800	1,550,914
salesforce.com, Inc. (a)	7,400	2,007,028
		7,760,058
Software & Services - 1.1%
Akamai Technologies, Inc. (a)	13,800	1,443,342

Specialty Retail - 1.3%
The Home Depot, Inc.	5,300	1,739,778

Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. - Class B	10,800	1,568,484
VF Corp.	16,700	1,118,733
		2,687,217
TOTAL COMMON STOCKS
(Cost $50,698,936)		95,041,097

	Principal
CORPORATE BONDS - 29.7%	Amount	Value
Aerospace & Defense - 1.6%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$250,000	261,932
1.350%, 06/01/2025
Callable 05/01/2025	750,000	762,329
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	900,000	948,441

Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	250,000	265,348
		2,238,050
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	613,191

Banks - 1.9%
Bank of America Corp.
3.300%, 01/11/2023	500,000	518,994
The Bank of New York Mellon Corp.
2.200%, 08/16/2023
Callable 06/16/2023	200,000	206,538
Comerica Bank
2.500%, 07/23/2024	300,000	314,650
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	501,773
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	250,000	265,569
4.050%, 11/03/2025
Callable 09/03/2025	385,000	428,590
3.300%, 05/15/2026
Callable 04/15/2026	400,000	435,514
		2,671,628
Beverages - 1.1%
Keurig Dr Pepper, Inc.
2.550%, 09/15/2026
Callable 06/15/2026	1,000,000	1,056,678
PepsiCo, Inc.
2.375%, 10/06/2026
Callable 07/06/2026	435,000	461,516
		1,518,194
Biotechnology - 1.4%
AbbVie, Inc.:
2.850%, 05/14/2023
Callable 03/14/2023	250,000	258,670
3.200%, 05/14/2026
Callable 02/14/2026	600,000	647,502
Amgen, Inc.:
2.700%, 05/01/2022
Callable 03/01/2022	325,000	328,254
3.625%, 05/22/2024
Callable 02/22/2024	250,000	267,940
2.600%, 08/19/2026
Callable 05/19/2026	450,000	476,094
		1,978,460

Chemicals - 0.9%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	695,467
Ecolab, Inc.
2.700%, 11/01/2026
Callable 08/01/2026	500,000	532,962
		1,228,429
Communications Equipment - 1.0%
Cisco Systems, Inc.
2.200%, 09/20/2023
Callable 07/20/2023	750,000	775,869
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	634,233
		1,410,102
Computers & Peripherals - 0.2%
Apple, Inc.:
2.500%, 02/09/2025	250,000	262,886
3.200%, 05/13/2025	55,000	59,391
		322,277
Consumer Finance - 0.6%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	130,045
3.700%, 08/03/2023
Callable 07/03/2023	300,000	317,333
3.000%, 10/30/2024
Callable 09/29/2024	350,000	373,673
		821,051
Diversified Financials - 0.6%
JPMorgan Chase & Co.:
3.250%, 09/23/2022	100,000	102,960
3.375%, 05/01/2023	225,000	235,365
3.875%, 02/01/2024	275,000	295,757
3.200%, 06/15/2026
Callable 03/15/2026	200,000	216,066
		850,148
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3.400%, 05/15/2025
Callable 02/15/2025	750,000	808,673
1.700%, 03/25/2026
Callable 03/25/2023	250,000	253,580
Verizon Communications, Inc.
3.500%, 11/01/2024
Callable 08/01/2024	750,000	807,886
		1,870,139
Electrical Equipment & Instruments - 1.1%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	410,015
3.150%, 06/01/2025
Callable 03/01/2025	200,000	214,470

Roper Technologies, Inc.:
2.800%, 12/15/2021
Callable 11/15/2021	600,000	601,786
1.000%, 09/15/2025
Callable 08/15/2025	250,000	248,681
		1,474,952
Electronic Equipment & Instruments - 0.4%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	527,248

Food & Drug Retailing - 0.8%
Walmart, Inc.:
2.350%, 12/15/2022
Callable 11/15/2022	300,000	306,399
3.550%, 06/26/2025
Callable 04/26/2025	700,000	765,279
		1,071,678
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	694,781

Health Care Equipment & Supplies - 0.2%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	271,464

Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.
1.450%, 09/01/2025
Callable 08/01/2025	600,000	609,048

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.:
2.400%, 02/22/2023
Callable 01/22/2023	550,000	565,393
1.200%, 06/03/2027
Callable 04/03/2027	260,000	258,974
		824,367
IT Services - 0.4%
Visa, Inc.
1.900%, 04/15/2027
Callable 02/15/2027	500,000	516,021

Machinery - 0.6%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	761,495

Media & Entertainment - 1.2%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	641,363
1.998%, 08/15/2026

Callable 05/15/2026	200,000	208,758
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	810,000	835,237
		1,685,358
Oil & Gas & Consumable Fuels - 3.3%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	500,000	502,772
1.995%, 05/11/2027
Callable 03/11/2027	400,000	412,754
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	499,322
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	300,000	325,502
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	616,320
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	269,592
3.043%, 03/01/2026
Callable 12/01/2025	400,000	431,753
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	409,609
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	500,000	516,439
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	530,186
		4,514,249
Personal Products - 0.6%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	837,406

Pharmaceuticals - 2.8%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	509,255
3.875%, 09/15/2025
Callable 06/15/2025	255,000	282,202
Bristol-Myers Squibb Co.:
2.750%, 02/15/2023
Callable 01/15/2023	650,000	670,512
3.625%, 05/15/2024
Callable 02/15/2024	250,000	267,967

Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	726,075
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	655,033
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	797,113
		3,908,157
Real Estate Investment Trusts - 1.0%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	600,000	624,048
3.375%, 10/15/2026
Callable 07/15/2026	635,000	687,602
		1,311,650
Road & Rail - 0.6%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	619,529
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	219,167
		838,696
Semiconductor Equipment & Products - 0.4%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	547,298

Software - 2.4%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	700,000	723,002
Fortinet, Inc.
1.000%, 03/15/2026
Callable 02/15/2026	860,000	847,088
Microsoft Corp.:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	402,552
3.125%, 11/03/2025
Callable 08/03/2025	230,000	249,482
Oracle Corp.:
2.500%, 04/01/2025
Callable 03/01/2025	500,000	523,163
2.950%, 05/15/2025
Callable 02/15/2025	500,000	530,777
		3,276,064
Specialty Retail - 1.2%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	294,021
2.800%, 09/14/2027

Callable 06/14/2027	500,000	539,926
Lowe's Cos, Inc.
2.500%, 04/15/2026
Callable 01/15/2026	800,000	844,054
		1,678,001
TOTAL CORPORATE BONDS
(Cost $40,047,823)		40,869,602

SHORT-TERM INVESTMENT - 1.2%	Shares
Money Market Fund - 1.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 0.03% (c)	1,583,879	1,583,879

TOTAL SHORT-TERM INVESTMENT
(Cost $1,583,879)		1,583,879

Total Investments - 99.9%		137,494,578
(Cost $92,330,638)
Other Assets in Excess of Liabilities - 0.1%		142,286
TOTAL NET ASSETS - 100.0%		$137,636,864

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$95,041,097	$–	$–	$95,041,097
Corporate Bonds	–	40,869,602	–	40,869,602
Short-Term Investment	1,583,879	–	–	1,583,879
Total Investments	$96,624,976	$40,869,602	$–	$137,494,578